Summary Of Significant Accounting Policies - Schedule Of Property And Equipment Cost Less Depreciation (Details)	Dec. 31, 2025
Schedule Of Property And Equipment Cost Less Depreciation [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leaseholds and Leasehold Improvements
Electronic equipment [Member]
Schedule Of Property And Equipment Cost Less Depreciation [Line Items]
Estimated useful lives	3 years
Office furniture and others [Member]
Schedule Of Property And Equipment Cost Less Depreciation [Line Items]
Estimated useful lives	3 years